UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-21477

Western Asset/Claymore U.S. Treasury

Inflation Protected Securities Fund 2

(Exact Name of Registrant as Specified In Its Charter)

Address of Principal Executive Offices:	385 East Colorado Boulevard
Pasadena, CA 91101

Name and address of agent for service:	Gregory B. McShea
385 East Colorado Boulevard
Pasadena, CA 91101

Registrant’s telephone number, including area code: (626) 844-9400

Date of fiscal year end: December 31, 2005

Date of reporting period: September 30, 2005

Item 1 – Schedule of Investments

Portfolio of Investments

September 30, 2005 (Unaudited)

(Amounts in Thousands)

Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2

	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Long-Term Securities — 157.3%
U.S. Government and Agency Obligations — 129.4%
Indexed SecuritiesA — 129.4%
United States Treasury Inflation-Protected Security	0.875%	4/15/10	42,303	41,222
United States Treasury Inflation-Protected Security	3.500%	1/15/11	81,585	89,855	B
United States Treasury Inflation-Protected Security	3.000%	7/15/12	47,702	51,909
United States Treasury Inflation-Protected Security	2.000%	1/15/14	83,498	85,237
United States Treasury Inflation-Protected Security	1.625%	1/15/15	42,462	41,957
United States Treasury Inflation-Protected Security	1.875%	7/15/15	765,067	771,821
United States Treasury Inflation-Protected Security	2.375%	1/15/25	19,952	21,345

Total U.S. Government and Agency Obligations (Identified Cost - $1,089,399)				1,103,346
Corporate Bonds and Notes — 4.5%
Automotive — 1.5%
Ford Motor Company	7.450%	7/16/31	10,000	7,800
General Motors Corporation	8.375%	7/15/33	6,000	4,680

				12,480
Electric — 0.6%
The AES Corporation	8.875%	2/15/11	5,000	5,425

Gas and Pipeline Utilities — 1.3%
Dynegy Holdings Inc.	8.750%	2/15/12	5,000	5,425
The Williams Companies, Inc.	7.500%	1/15/31	5,000	5,313

				10,738
Health Care — 0.5%
Tenet Healthcare Corporation	7.375%	2/1/13	5,000	4,737

Oil and Gas — 0.6%
El Paso Corporation	7.750%	1/15/32	5,000	5,038

Total Corporate Bonds and Notes (Identified Cost - $36,934)				38,418

Asset-Backed Securities — 0.1%
Mutual Fund Fee Trust XIII Series 2000-3	9.070%	7/1/08	4,960	1,039	C, D

Total Asset Backed Securities (Identified Cost - $1,122)				1,039
Yankee Bonds E — 23.3%
Electric — 0.6%
Empresa Nacional de Electricidad S.A.	7.875%	2/1/27	5,000	5,382

Foreign Governments — 20.7%
Federative Republic of Brazil	14.500%	10/15/09	15,510	20,171
Federative Republic of Brazil	8.875%	4/15/24	3,430	3,660
Federative Republic of Brazil	12.250%	3/6/30	4,560	6,275
Federative Republic of Brazil	11.000%	8/17/40	23,065	28,278
Republic of Colombia	11.750%	2/25/20	15,180	21,115
Republic of Ecuador	9.000%	8/15/30	3,370	3,180	F
Republic of El Salvador	8.250%	4/10/32	5,030	5,551	G
Republic of Panama	9.375%	1/16/23	13,940	17,599
Republic of Peru	8.760%	11/21/33	15,260	18,426
Russian Federation	5.000%	3/31/30	35,150	40,387	F
United Mexican States	11.500%	5/15/26	2,680	4,301
United Mexican States	8.300%	8/15/31	1,900	2,375
United Mexican States	7.500%	4/8/33	4,480	5,197

				176,515
Oil and Gas — 0.6%
Pemex Project Funding Master Trust	8.875%	12/1/23	4,410	5,369	G

Special Purpose — 1.0%
Petrozuata Finance, Inc.	8.220%	4/1/17	8,525	8,141	G

Telecommunications — 0.4%
Axtel SA	11.000%	12/15/13	500	561
Innova S. de R.L.	9.375%	9/19/13	2,300	2,611

				3,172

Total Yankee Bonds (Identified Cost - $176,705)				198,579

Total Long-Term Securities (Identified Cost - $1,304,160)			1,341,382

Total Investments (Identified Cost $1,304,160) — 157.3%			1,341,382
Other Assets Less Liabilities (9.2)%			(78,500)
Liquidation Value of Preferred Shares (48.1)%			(410,000)

Net Assets			$852,882

	EXPIRATION	ACTUAL CONTRACTS	APPRECIATION/ (DEPRECIATION)
Futures Contracts Written
U.S. Treasury Bond Futures	December 2005	59	$122
U.S. Treasury Note Futures	December 2005	1274	1,940

			$2,062

A	Treasury Inflation-Protected Security - Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.

B	Collateral to cover futures contracts written.

C	Indexed security - The rate of interest earned on this security is tied to the London Interbank Offered Rate ("LIBOR"). The coupon rate is the rate as of September 30, 2005.

D	Private placement

E	Yankee Bond - A dollar denominated bond issued in the U.S. by foreign entities.

F	Stepped coupon security - A security with a predetermined schedule of interest or divident rate changes, at which time it begins to accrue interest or pay dividends.

G	Rule 144a Security - A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 2.2% of net assets.

Security Valuation

Securities owned by the Funds for which market quotations are readily available are valued at current market value. Current market value means the last sale price of the day or, in the absence of any such sales, the bid price obtained from quotation reporting systems, pricing services or other approved methods. Other assets and securities for which no quotations are readily available are valued at fair value pursuant to procedures adopted by the Board of Trustees. The factors considered in making such valuations are subject to change over time and reviewed periodically. The values assigned to fair valued investments are based on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market of the investments existed, and the differences could be material.

Options, Futures and Swap Agreements

The current market value of an exchange traded option is the last sale price or, in the absence of a sale, the price obtained by reference to broker-dealer quotations. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Futures contracts are marked-to-market on a daily basis. As the contract’s value fluctuates, payments known as variation margin are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses, and the Fund recognizes a gain or loss when the contract is closed. Swap agreements are generally priced daily based upon quotations from brokers and the change, if any, is recorded as unrealized appreciation or depreciation.

The following is a summary of open credit default swap contracts outstanding at September 30, 2005:

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG (General Motors Acceptance Corporation, 6.75%, due 12/1/14)	December 20, 2005	Specified amount upon credit event noticeA	1.75% Quarterly	$7,500.00	$(4)

A	Upon bankruptcy or failure to make a scheduled interest payment, the Fund will pay $1,000.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 – Controls and Procedures

(a)	The Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2 (the “Registrant”) have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods in the Securities and Exchange Commission’s rules and forms and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 – Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – filed as an exhibit hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2

By:	/s/ RANDOLPH L. KOHN
Randolph L. Kohn
President

Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2

Date: November 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ RANDOLPH L. KOHN
Randolph L. Kohn
President

Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2

Date: November 29, 2005

By:	/s/ MARIE K. KARPINSKI
Marie K. Karpinski
Treasurer and Principal Financial and Accounting Officer

Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2

Date: November 25, 2005